Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,229,336	$ 1,473,699	$ 1,177,956
Lessor, Operating Lease, Payments to be Received, Two Years	7,400
Lessor, Operating Lease, Payment to be Received, Year Three	7,400
Lessor, Operating Lease, Payment to be Received, Year Four	7,400
Lessor, Operating Lease, Payment to be Received, Year Five	2,400
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	14,400	$ 12,100
Variable Lease, Payment	$ 400